Long-Term Liabilities - Schedule of Long-Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current portion of long-term borrowings
Current portion of long-term liabilities	$ 909	$ 3,550
Long-term borrowings
Long-term liabilities	28,824	124,771
Accrued interest
Current portion of long-term borrowings
Current portion of long-term liabilities	305	3,056
Other liabilities
Current portion of long-term borrowings
Current portion of long-term liabilities	604	494
Long-term borrowings
Long-term liabilities	27,915	121,221
Credit facility (net of financing costs)
Long-term borrowings
Long-term liabilities	0	95,068
Limited Recourse Loan Facility
Long-term borrowings
Long-term liabilities	$ 27,915	$ 26,153